Segmented Information - Summary Of Detailed Information About Geographical Areas (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	[1]	Dec. 31, 2022
Disclosure of geographical areas [line items]
Segment revenue	$ 2,480	$ 2,388
Intersegment revenue	(66)	(45)
Revenue	2,414	2,343
Cost of goods sold ("COGS")	1,910	1,886
Gross Margin	504	457
SG&A	327	293
FX loss (gain)	4	43
Operating income (loss)	173	121
Goodwill	422	433	$ 498		$ 498
Corporate	207	187			227
Total segment assets	2,791	2,958			3,144
Other Segment Assets [member]
Disclosure of geographical areas [line items]
Segment assets	1,211	1,270			1,288
EI [member]
Disclosure of geographical areas [line items]
Revenue	668	576
Cost of goods sold ("COGS")	457	391
Gross Margin	211	185
AMS [member]
Disclosure of geographical areas [line items]
Revenue	508	483
Cost of goods sold ("COGS")	407	391
Gross Margin	101	92
ES [member]
Disclosure of geographical areas [line items]
Revenue	1,238	1,284
Cost of goods sold ("COGS")	1,046	1,104
Gross Margin	192	180
EI assets - operating leases [member]
Disclosure of geographical areas [line items]
Segment assets	713	864			914
EI assets - finance leases receivable [member]
Disclosure of geographical areas [line items]
Segment assets	238	204			217
NAM [member]
Disclosure of geographical areas [line items]
Segment revenue	1,626	1,449
Intersegment revenue	(62)	(36)
Revenue	1,564	1,413
Cost of goods sold ("COGS")	1,222	1,145
Gross Margin	342	268
SG&A	177	144
FX loss (gain)	(1)	0
Operating income (loss)	166	124
Goodwill	164	167			166
Total segment assets	1,036	1,199			1,349
NAM [member] | Other Segment Assets [member]
Disclosure of geographical areas [line items]
Segment assets	586	734			841
NAM [member] | EI [member]
Disclosure of geographical areas [line items]
Revenue	146	127
Cost of goods sold ("COGS")	76	72
Gross Margin	70	55
NAM [member] | AMS [member]
Disclosure of geographical areas [line items]
Revenue	279	286
Cost of goods sold ("COGS")	231	233
Gross Margin	48	53
NAM [member] | ES [member]
Disclosure of geographical areas [line items]
Revenue	1,139	1,000
Cost of goods sold ("COGS")	915	840
Gross Margin	224	160
NAM [member] | EI assets - operating leases [member]
Disclosure of geographical areas [line items]
Segment assets	286	298			342
LATAM [member]
Disclosure of geographical areas [line items]
Segment revenue	407	351
Intersegment revenue	0	(1)
Revenue	407	350
Cost of goods sold ("COGS")	298	265
Gross Margin	109	85
SG&A	64	53
FX loss (gain)	5	43
Operating income (loss)	40	(11)
Goodwill					66
Total segment assets	501	481			682
LATAM [member] | Other Segment Assets [member]
Disclosure of geographical areas [line items]
Segment assets	316	272			395
LATAM [member] | EI [member]
Disclosure of geographical areas [line items]
Revenue	257	248
Cost of goods sold ("COGS")	182	184
Gross Margin	75	64
LATAM [member] | AMS [member]
Disclosure of geographical areas [line items]
Revenue	70	57
Cost of goods sold ("COGS")	51	44
Gross Margin	19	13
LATAM [member] | ES [member]
Disclosure of geographical areas [line items]
Revenue	80	45
Cost of goods sold ("COGS")	65	37
Gross Margin	15	8
LATAM [member] | EI assets - operating leases [member]
Disclosure of geographical areas [line items]
Segment assets	185	209			195
LATAM [member] | EI assets - finance leases receivable [member]
Disclosure of geographical areas [line items]
Segment assets					26
EH [member]
Disclosure of geographical areas [line items]
Segment revenue	447	588
Intersegment revenue	(4)	(8)
Revenue	443	580
Cost of goods sold ("COGS")	390	476
Gross Margin	53	104
SG&A	86	96
FX loss (gain)	0	0
Operating income (loss)	(33)	8
Goodwill	258	266			266
Total segment assets	1,047	1,091			886
EH [member] | Other Segment Assets [member]
Disclosure of geographical areas [line items]
Segment assets	309	264			52
EH [member] | EI [member]
Disclosure of geographical areas [line items]
Revenue	265	201
Cost of goods sold ("COGS")	199	135
Gross Margin	66	66
EH [member] | AMS [member]
Disclosure of geographical areas [line items]
Revenue	159	140
Cost of goods sold ("COGS")	125	114
Gross Margin	34	26
EH [member] | ES [member]
Disclosure of geographical areas [line items]
Revenue	19	239
Cost of goods sold ("COGS")	66	227
Gross Margin	(47)	12
EH [member] | EI assets - operating leases [member]
Disclosure of geographical areas [line items]
Segment assets	242	357			377
EH [member] | EI assets - finance leases receivable [member]
Disclosure of geographical areas [line items]
Segment assets	$ 238	$ 204			$ 191

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.